Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue	$ 0	$ 270	$ 0	$ 538
Research and development expenses	3,494	1,940	6,763	3,884
General and administrative expenses	1,207	1,105	1,978	1,988
Total operating expenses	4,701	2,775	8,741	5,334
Financial income, net	532	90	1,080	143
Net loss	$ 4,169	$ 2,685	$ 7,661	$ 5,191
Basic and diluted net loss per share	$ 0.20	$ 0.17	$ 0.36	$ 0.34
Weighted-average number of shares outstanding used in computing basic and diluted net loss per share	21,120,085	15,711,736	21,102,306	15,243,785